John Hancock
Income Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.0%					$170,742,609
(Cost $184,760,443)
U.S. Government 8.9%					168,898,236
U.S. Treasury
Bond	2.000	02-15-50		15,390,000	11,641,092
Bond	2.375	02-15-42		17,275,000	14,319,355
Bond	2.750	11-15-42		6,190,000	5,426,647
Bond	3.000	02-15-49		22,685,000	21,089,961
Note	0.375	11-30-25		4,590,000	4,152,516
Note	0.500	02-28-26		4,630,000	4,177,490
Note	1.500	01-31-27		16,290,000	15,031,343
Note	1.875	02-15-32		59,568,000	53,257,515
Note	2.000	11-15-26		15,250,000	14,398,144
Note	2.250	03-31-24		955,000	936,683
Note	2.375	03-31-29		5,865,000	5,530,283
Note	2.625	05-31-27		4,895,000	4,740,884
Note	2.875	05-15-32		14,565,000	14,196,323
U.S. Government Agency 0.1%					1,844,373
Federal National Mortgage Association 30 Yr Pass Thru (A)	4.000	TBA		1,890,000	1,844,373

Foreign government obligations 22.6%					$430,529,533
(Cost $497,449,283)
Australia 1.3%					25,256,310
Commonwealth of Australia	0.250	11-21-24	AUD	16,225,000	10,420,632
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,176,529
New South Wales Treasury Corp.	1.000	02-08-24	AUD	11,190,000	7,402,548
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,222,220
Queensland Treasury Corp. (B)	4.250	07-21-23	AUD	4,385,000	3,034,381
Austria 0.1%					1,424,007
Republic of Austria (B)	0.500	02-20-29	EUR	1,550,000	1,424,007
Brazil 0.7%					13,684,862
Federative Republic of Brazil	10.000	01-01-23	BRL	15,845,000	3,060,427
Federative Republic of Brazil	10.000	01-01-25	BRL	43,110,000	8,091,572
Federative Republic of Brazil	10.000	01-01-27	BRL	13,815,000	2,532,863
Canada 3.2%					60,161,342
Canada Housing Trust No. 1 (B)	1.250	06-15-26	CAD	7,400,000	5,160,927
Canada Housing Trust No. 1 (B)	1.950	12-15-25	CAD	2,565,000	1,848,085
CPPIB Capital, Inc. (B)	2.250	12-01-31	CAD	3,210,000	2,131,527
Government of Canada	2.250	03-01-24	CAD	12,840,000	9,577,769
Government of Canada	2.250	12-01-29	CAD	6,600,000	4,740,733
Province of Alberta	2.550	06-01-27	CAD	6,595,000	4,768,978
Province of Alberta	3.400	12-01-23	CAD	9,000,000	6,812,891
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,530,304
Province of Ontario	1.350	12-02-30	CAD	14,635,000	9,175,471
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,169,785
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,682,771
Province of Quebec	0.200	04-07-25	EUR	2,695,000	2,574,522
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,303,854
Province of Quebec	3.750	09-01-24	CAD	3,530,000	2,683,725
China 0.9%					17,897,699
People’s Republic of China	1.990	04-09-25	CNY	34,810,000	5,021,020
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
China (continued)
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	$3,116,217
People’s Republic of China	2.880	11-05-23	CNY	66,520,000	9,760,462
Colombia 0.9%					16,972,004
Republic of Colombia	3.250	04-22-32		4,315,000	3,183,482
Republic of Colombia	4.500	03-15-29		1,120,000	977,647
Republic of Colombia	5.625	02-26-44		1,120,000	814,342
Republic of Colombia	6.250	11-26-25	COP	17,345,000,000	3,386,333
Republic of Colombia	7.500	08-26-26	COP	17,735,000,000	3,491,404
Republic of Colombia	10.000	07-24-24	COP	23,096,400,000	5,118,796
Finland 0.2%					2,958,522
Republic of Finland (B)	0.500	09-15-28	EUR	3,180,000	2,958,522
India 0.3%					5,749,546
Export-Import Bank of India (B)	3.875	02-01-28		3,075,000	2,920,581
Republic of India	6.100	07-12-31	INR	166,260,000	1,939,773
Republic of India	7.270	04-08-26	INR	69,990,000	889,192
Indonesia 2.5%					47,967,346
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	883,674
Republic of Indonesia (B)	2.150	07-18-24	EUR	3,335,000	3,333,811
Republic of Indonesia	3.050	03-12-51		2,570,000	1,967,374
Republic of Indonesia (C)	3.550	03-31-32		3,440,000	3,241,464
Republic of Indonesia	3.850	10-15-30		1,650,000	1,613,681
Republic of Indonesia	6.125	05-15-28	IDR	53,219,000,000	3,477,614
Republic of Indonesia	6.375	04-15-32	IDR	111,122,000,000	7,097,165
Republic of Indonesia	6.500	06-15-25	IDR	154,471,000,000	10,484,609
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	1,990,099
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,344,395
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,045,991
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,326,506
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,526,854
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,626,714
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,007,395
Ireland 0.4%					8,295,797
Republic of Ireland	0.200	05-15-27	EUR	3,850,000	3,608,289
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,694,892
Republic of Ireland	1.100	05-15-29	EUR	3,130,000	2,992,616
Israel 0.1%					1,850,703
State of Israel	2.500	01-15-30		1,985,000	1,850,703
Italy 0.4%					8,529,792
Republic of Italy (B)	0.600	08-01-31	EUR	2,105,000	1,624,368
Republic of Italy	1.250	02-17-26		3,387,000	2,958,226
Republic of Italy (B)	1.850	07-01-25	EUR	4,010,000	3,947,198
Japan 1.0%					18,684,394
Government of Japan	0.005	03-20-27	JPY	645,000,000	4,646,200
Government of Japan	0.100	12-20-23	JPY	1,945,000,000	14,038,194
Malaysia 1.1%					20,885,313
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,640,459
Government of Malaysia	3.828	07-05-34	MYR	16,630,000	3,586,177
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,263,197
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,180,223
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	$3,757,583
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	1,941,313
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,516,361
Mexico 1.4%					27,439,363
Government of Mexico	5.000	03-06-25	MXN	153,690,000	6,854,341
Government of Mexico	5.750	03-05-26	MXN	113,380,000	5,040,736
Government of Mexico	7.500	06-03-27	MXN	202,360,000	9,407,977
Government of Mexico	7.750	05-29-31	MXN	134,460,000	6,136,309
Netherlands 0.2%					3,138,297
Kingdom of the Netherlands (B)	2.000	07-15-24	EUR	3,076,000	3,138,297
New Zealand 1.5%					28,006,154
Government of New Zealand	0.500	05-15-24	NZD	12,820,000	7,415,303
Government of New Zealand	0.500	05-15-26	NZD	13,985,000	7,565,519
Government of New Zealand	1.500	04-15-26	NZD	3,340,000	1,839,725
Government of New Zealand	2.250	04-15-24	NZD	3,100,000	1,835,038
Government of New Zealand	4.500	04-15-27	NZD	1,560,000	979,684
Government of New Zealand	4.500	04-15-27	NZD	1,425,000	871,746
Government of New Zealand	5.500	04-15-23	NZD	12,130,000	7,499,139
Norway 1.6%					30,245,976
Kingdom of Norway (B)	1.375	08-19-30	NOK	31,485,000	2,729,100
Kingdom of Norway (B)	1.500	02-19-26	NOK	37,580,000	3,534,232
Kingdom of Norway (B)	1.750	03-13-25	NOK	54,605,000	5,263,668
Kingdom of Norway (B)	1.750	02-17-27	NOK	43,210,000	4,038,748
Kingdom of Norway (B)	2.000	05-24-23	NOK	87,905,000	8,780,715
Kommunalbanken AS	4.250	07-16-25	AUD	4,830,000	3,332,057
Kommunalbanken AS	5.250	07-15-24	AUD	3,660,000	2,567,456
Philippines 0.4%					8,413,702
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	4,960,971
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	3,452,731
Portugal 0.2%					3,101,296
Republic of Portugal (B)	0.700	10-15-27	EUR	3,290,000	3,101,296
Qatar 0.1%					2,884,105
State of Qatar (B)	4.817	03-14-49		2,795,000	2,884,105
Singapore 1.0%					18,986,444
Republic of Singapore	2.375	06-01-25	SGD	21,100,000	14,939,086
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	4,047,358
South Korea 0.9%					18,151,786
Republic of Korea	2.125	06-10-27	KRW	6,326,000,000	4,382,491
Republic of Korea	2.375	03-10-27	KRW	19,564,180,000	13,769,295
Spain 0.4%					6,943,433
Kingdom of Spain (B)	0.250	07-30-24	EUR	3,615,000	3,547,239
Kingdom of Spain (B)	0.800	07-30-27	EUR	3,585,000	3,396,194
Sweden 0.3%					5,692,370
Kingdom of Sweden (B)	0.125	04-24-23	EUR	5,710,000	5,692,370
United Arab Emirates 0.4%					6,768,465
Government of Abu Dhabi (B)	1.700	03-02-31		2,865,000	2,452,119
Government of Abu Dhabi (B)	3.125	04-16-30		2,940,000	2,843,521
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Arab Emirates (continued)
Government of Abu Dhabi (B)	3.875	04-16-50		1,625,000	$1,472,825
United Kingdom 1.1%					20,440,505
Government of United Kingdom	0.125	01-31-24	GBP	15,110,000	16,826,594

Government of United Kingdom	0.250	01-31-25	GBP	3,330,000	3,613,911
Corporate bonds 44.7%					$851,038,862
(Cost $985,746,170)
Communication services 5.9%					113,292,616
Diversified telecommunication services 0.3%
AT&T, Inc.	0.900	03-25-24		1,552,000	1,481,978
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,129,720
CT Trust (B)	5.125	02-03-32		1,835,000	1,583,638
Kenbourne Invest SA (B)	4.700	01-22-28		1,630,000	1,311,398
Verizon Communications, Inc.	0.750	03-22-24		1,164,000	1,110,303
Entertainment 0.2%
Netflix, Inc.	4.875	04-15-28		3,455,000	3,359,988
WMG Acquisition Corp. (B)	3.000	02-15-31		1,545,000	1,226,344
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	4.125	08-01-30		2,690,000	2,225,821
Media 3.6%
Altice Financing SA (B)	5.000	01-15-28		4,615,000	3,723,798
CCO Holdings LLC (B)	4.250	02-01-31		745,000	607,879
CCO Holdings LLC (B)	4.500	08-15-30		4,915,000	4,133,392
CCO Holdings LLC (B)	4.500	06-01-33		2,340,000	1,836,900
CCO Holdings LLC (B)	4.750	03-01-30		6,615,000	5,685,824
CCO Holdings LLC (B)	5.125	05-01-27		7,910,000	7,508,132
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,418,248
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	7,460,405
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	4,609,142
Charter Communications Operating LLC	6.484	10-23-45		3,205,000	3,059,288
Globo Comunicacao e Participacoes SA (B)(C)	4.875	01-22-30		3,410,000	2,784,284
Globo Comunicacao e Participacoes SA (B)	5.500	01-14-32		2,790,000	2,279,676
LCPR Senior Secured Financing DAC (B)	5.125	07-15-29		3,535,000	3,040,100
News Corp. (B)	3.875	05-15-29		7,765,000	6,755,550
Sirius XM Radio, Inc. (B)	4.125	07-01-30		4,245,000	3,596,661
Virgin Media Secured Finance PLC (B)	4.500	08-15-30		2,250,000	1,873,575
Virgin Media Secured Finance PLC (B)	5.500	05-15-29		3,814,000	3,392,820
VTR Comunicaciones SpA (B)	4.375	04-15-29		2,025,000	1,268,156
VTR Comunicaciones SpA (B)	5.125	01-15-28		1,908,000	1,278,455
VTR Finance NV (B)	6.375	07-15-28		2,435,000	1,074,928
Wireless telecommunication services 1.7%
Millicom International Cellular SA (B)	4.500	04-27-31		1,895,000	1,553,900
Millicom International Cellular SA (B)	6.250	03-25-29		1,575,000	1,491,011
T-Mobile USA, Inc.	2.625	04-15-26		1,070,000	990,151
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,694,278
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,534,038
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	1,945,728
T-Mobile USA, Inc.	3.500	04-15-31		3,600,000	3,187,773
T-Mobile USA, Inc.	3.875	04-15-30		5,400,000	4,990,825
T-Mobile USA, Inc.	4.750	02-01-28		740,000	723,794
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	3,235,000	2,724,499
Vmed O2 UK Financing I PLC (B)	4.250	01-31-31		13,165,000	10,640,216
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 4.6%					$86,772,541
Automobiles 1.4%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,465,804
Ford Motor Company	3.250	02-12-32		2,915,000	2,276,877
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,619,481
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,342,181
Ford Motor Credit Company LLC	3.625	06-17-31		5,870,000	4,753,115
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,627,270
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	666,540
Ford Motor Credit Company LLC	4.542	08-01-26		2,085,000	1,941,282
Ford Motor Credit Company LLC	4.950	05-28-27		3,315,000	3,112,205
General Motors Financial Company, Inc.	1.200	10-15-24		5,380,000	5,029,935
General Motors Financial Company, Inc.	3.500	11-07-24		2,100,000	2,057,361
Hotels, restaurants and leisure 3.0%
Carnival Corp. (B)	5.750	03-01-27		7,525,000	5,850,688
Hilton Domestic Operating Company, Inc. (B)	3.625	02-15-32		2,185,000	1,763,983
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,187,940
Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25		1,715,000	1,700,168
Hyatt Hotels Corp.	6.000	04-23-30		3,416,000	3,489,128
MGM Resorts International	4.750	10-15-28		470,000	413,129
New Red Finance, Inc. (B)	3.500	02-15-29		2,639,000	2,266,123
New Red Finance, Inc. (B)	3.875	01-15-28		1,833,000	1,629,372
New Red Finance, Inc. (B)	4.000	10-15-30		12,599,000	10,224,907
Royal Caribbean Cruises, Ltd. (B)	4.250	07-01-26		3,295,000	2,532,531
Royal Caribbean Cruises, Ltd. (B)	5.500	04-01-28		5,700,000	4,303,500
Travel + Leisure Company (B)	4.500	12-01-29		4,124,000	3,352,720
Travel + Leisure Company (B)	6.625	07-31-26		1,723,000	1,669,708
Yum! Brands, Inc.	3.625	03-15-31		9,300,000	7,832,460
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	3,560,384
Yum! Brands, Inc. (B)	4.750	01-15-30		4,630,000	4,219,088
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		1,125,000	1,004,704
MercadoLibre, Inc.	3.125	01-14-31		3,665,000	2,879,957
Consumer staples 3.0%					57,831,269
Beverages 0.2%
Becle SAB de CV (B)	2.500	10-14-31		3,855,000	3,164,955
Food products 2.6%
JBS USA LUX SA (B)	3.625	01-15-32		4,805,000	4,156,373
JBS USA LUX SA (B)	5.750	04-01-33		3,575,000	3,561,308
Kraft Heinz Foods Company	3.000	06-01-26		2,718,000	2,573,073
Kraft Heinz Foods Company	3.875	05-15-27		445,000	430,045
Kraft Heinz Foods Company	4.250	03-01-31		6,490,000	6,166,599
Kraft Heinz Foods Company	4.375	06-01-46		1,180,000	1,002,386
Kraft Heinz Foods Company	4.625	10-01-39		3,460,000	3,083,142
Kraft Heinz Foods Company	6.875	01-26-39		5,790,000	6,351,202
Kraft Heinz Foods Company (B)	7.125	08-01-39		750,000	834,938
MARB BondCo PLC (B)	3.950	01-29-31		6,410,000	5,055,888
NBM US Holdings, Inc. (B)	7.000	05-14-26		3,158,000	3,156,837
Post Holdings, Inc. (B)	4.500	09-15-31		3,295,000	2,801,640
Post Holdings, Inc. (B)	4.625	04-15-30		4,235,000	3,677,949
Post Holdings, Inc. (B)	5.500	12-15-29		1,050,000	962,225
Post Holdings, Inc. (B)	5.625	01-15-28		6,520,000	6,194,000
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Personal products 0.2%
Natura & Company Luxembourg Holdings Sarl (B)(C)	6.000	04-19-29		1,860,000	$1,646,007
Natura Cosmeticos SA (B)(C)	4.125	05-03-28		3,645,000	3,012,702
Energy 6.8%					128,778,078
Oil, gas and consumable fuels 6.8%
Aker BP ASA (B)	3.750	01-15-30		3,615,000	3,249,126
Antero Resources Corp. (B)	5.375	03-01-30		3,725,000	3,506,212
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,622,813
Cenovus Energy, Inc.	5.250	06-15-37		886,000	850,251
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	3,375,126
Cenovus Energy, Inc.	6.750	11-15-39		8,785,000	9,603,330
Cheniere Energy Partners LP	4.000	03-01-31		5,805,000	5,086,631
Cheniere Energy Partners LP	4.500	10-01-29		1,805,000	1,662,089
Continental Resources, Inc. (B)	2.875	04-01-32		5,519,000	4,304,183
Continental Resources, Inc. (B)	5.750	01-15-31		6,796,000	6,504,882
Ecopetrol SA	4.625	11-02-31		2,125,000	1,658,276
Ecopetrol SA	5.375	06-26-26		1,115,000	1,047,052
Ecopetrol SA	5.875	05-28-45		1,130,000	779,847
Ecopetrol SA	6.875	04-29-30		2,250,000	2,091,353
Enbridge, Inc.	3.125	11-15-29		5,030,000	4,545,911
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	5,567,461
EQT Corp. (B)	3.125	05-15-26		890,000	837,529
EQT Corp. (B)	3.625	05-15-31		10,385,000	9,167,411
EQT Corp.	3.900	10-01-27		1,464,000	1,385,852
Inversiones Latin America Power, Ltda. (B)	5.125	06-15-33		2,708,180	1,489,622
Kinder Morgan, Inc.	5.300	12-01-34		2,695,000	2,637,584
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31		4,570,000	3,821,663
Medco Bell Pte, Ltd. (B)	6.375	01-30-27		760,000	671,549
Medco Oak Tree Pte, Ltd. (B)	7.375	05-14-26		2,275,000	2,161,250
Occidental Petroleum Corp.	3.200	08-15-26		698,000	659,610
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,124,759
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,658,192
Occidental Petroleum Corp.	6.625	09-01-30		5,275,000	5,635,283
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,740,280
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,110,744
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,735,484
Pertamina Persero PT (B)	3.100	01-21-30		1,000,000	893,793
Pertamina Persero PT (B)	3.650	07-30-29		1,085,000	1,022,470
Petrorio Luxembourg Trading Sarl (B)	6.125	06-09-26		2,400,000	2,243,366
Qatar Energy (B)	2.250	07-12-31		1,775,000	1,547,569
Qatar Energy (B)	3.300	07-12-51		1,405,000	1,118,731
Southwestern Energy Company	5.700	01-23-25		75,000	75,001
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,079,824
The Williams Companies, Inc.	3.500	11-15-30		8,945,000	8,046,540
TransCanada PipeLines, Ltd.	1.000	10-12-24		3,110,000	2,899,113
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,558,276
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	522,902
Western Midstream Operating LP	4.300	02-01-30		3,855,000	3,479,138
Financials 6.9%					131,882,454
Banks 4.3%
Asian Development Bank	3.500	05-30-24	NZD	3,050,000	1,837,381
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,869,460
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Actinver SA (B)	4.800	12-18-32		775,000	$465,000
Banco Actinver SA (B)	9.500	12-18-32	MXN	44,200,000	1,262,058
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (D)	4.750	11-12-26		1,800,000	1,434,600
Bank of Montreal (3 month CDOR + 0.190%) (E)	3.703	02-01-24	CAD	5,825,000	4,437,263
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (D)	4.375	03-15-28		3,447,000	2,586,090
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	1,902,925
European Investment Bank (SONIA + 0.350%) (E)	1.711	06-29-23	GBP	2,080,000	2,421,653
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (D)	5.750	11-16-26		3,684,000	3,399,116
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,873,716
Inter-American Development Bank	2.750	10-30-25	AUD	2,380,000	1,575,133
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	2,214,678
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	3,727,326
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,356,819
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	3,585,000	2,060,313
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	5,182,000	3,143,578
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	573,102
International Finance Corp.	0.500	10-08-25	NOK	38,660,000	3,519,392
International Finance Corp.	2.550	09-18-23	CNY	15,030,000	2,177,314
International Finance Corp.	3.600	02-24-26	AUD	4,035,000	2,734,135
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (B)	4.198	06-01-32		3,444,000	2,505,937
KfW	1.250	08-28-23	NOK	21,200,000	2,085,605
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (D)	7.500	09-27-25		1,471,000	1,426,046
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) (D)	4.600	06-28-31		1,592,000	1,193,566
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (E)	1.720	06-21-23	NOK	28,000,000	2,821,230
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (E)	1.780	06-19-24	NOK	31,000,000	3,127,435
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,437,754
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,270,109
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	1,975,728
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (B)(D)	6.750	04-06-28		702,000	630,933
U.S. Bancorp	0.850	06-07-24	EUR	9,600,000	9,365,092
U.S. Bancorp	1.375	07-22-30		2,090,000	1,669,967
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		5,240,000	4,384,785
Capital markets 1.3%
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (D)	6.000	10-30-25		800,000	651,600
MSCI, Inc. (B)	3.250	08-15-33		1,875,000	1,488,178
MSCI, Inc. (B)	3.625	09-01-30		8,800,000	7,464,902
MSCI, Inc. (B)	3.625	11-01-31		3,952,000	3,292,420
MSCI, Inc. (B)	3.875	02-15-31		4,820,000	4,130,462
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,543,635
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	684,000	624,150
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,551,000	1,576,172
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (B)(D)	3.875	06-02-26		2,218,000	1,844,921
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (B)(D)	4.375	02-10-31		2,622,000	1,974,288
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	580,000	558,128
Diversified financial services 0.7%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,003,204
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	$3,580,621
Mexico Remittances Funding Fiduciary Estate Management Sarl (B)	4.875	01-15-28		2,875,000	2,425,122
Swiss Insured Brazil Power Finance Sarl (B)	9.850	07-16-32	BRL	30,934,263	5,351,537
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	9,408,225
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	4.375	01-15-27		1,685,000	1,499,650
Health care 4.2%					79,977,478
Health care equipment and supplies 0.7%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	2,632,750
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	3,763,392
Stryker Corp.	0.600	12-01-23		988,000	948,836
Stryker Corp.	1.150	06-15-25		3,105,000	2,866,912
Zimmer Biomet Holdings, Inc.	1.450	11-22-24		3,105,000	2,918,325
Health care providers and services 3.0%
Centene Corp.	2.500	03-01-31		4,160,000	3,319,347
Centene Corp.	3.000	10-15-30		7,975,000	6,665,505
Centene Corp.	3.375	02-15-30		8,940,000	7,666,050
Centene Corp.	4.625	12-15-29		1,170,000	1,102,187
HCA, Inc.	3.500	09-01-30		19,495,000	17,012,153
HCA, Inc.	4.125	06-15-29		10,315,000	9,495,330
HCA, Inc.	5.375	02-01-25		6,133,000	6,191,264
Rede D’or Finance Sarl (B)	4.500	01-22-30		1,336,000	1,182,360
Rede D’or Finance Sarl (B)(C)	4.950	01-17-28		2,126,000	1,990,468
UnitedHealth Group, Inc.	0.550	05-15-24		1,940,000	1,845,043
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	1,895,330
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,662,212
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,476,987
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,479,944
Pharmaceuticals 0.1%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	1,799,198
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,063,885
Industrials 4.7%					89,526,853
Aerospace and defense 0.9%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,033,787
DAE Funding LLC (B)	3.375	03-20-28		2,895,000	2,576,498
The Boeing Company	5.040	05-01-27		4,165,000	4,152,473
The Boeing Company	5.150	05-01-30		10,540,000	10,373,578
Air freight and logistics 0.2%
Simpar Europe SA (B)	5.200	01-26-31		1,400,000	1,136,114
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	13,825,000	2,107,983
Airlines 2.1%
American Airlines, Inc. (B)	5.500	04-20-26		4,460,000	4,242,709
American Airlines, Inc. (B)	5.750	04-20-29		3,630,000	3,276,946
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,700,011	1,460,330
Delta Air Lines, Inc.	2.900	10-28-24		3,380,000	3,167,618
Delta Air Lines, Inc. (C)	4.375	04-19-28		4,580,000	4,027,263
Delta Air Lines, Inc. (B)	4.500	10-20-25		880,000	861,958
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc. (B)	4.750	10-20-28		18,658,000	$17,824,653
Delta Air Lines, Inc. (C)	7.375	01-15-26		2,535,000	2,585,700
United Airlines, Inc. (B)	4.625	04-15-29		2,940,000	2,579,850
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	941,854
Owens Corning	3.950	08-15-29		1,980,000	1,857,350
Construction and engineering 0.2%
AECOM	5.125	03-15-27		3,078,000	2,985,660
Road and rail 0.4%
Canadian Pacific Railway Company	1.350	12-02-24		1,545,000	1,451,132
Indian Railway Finance Corp., Ltd. (B)	3.249	02-13-30		2,545,000	2,225,969
Movida Europe SA (B)	5.250	02-08-31		1,085,000	882,913
The Hertz Corp. (B)	5.000	12-01-29		3,955,000	3,181,364
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		6,810,000	5,888,267
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,275,867
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	4,836,607
United Rentals North America, Inc.	5.500	05-15-27		1,608,000	1,592,410
Information technology 1.3%					24,210,025
IT services 0.5%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	2,749,438
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	998,869
Gartner, Inc. (B)	3.750	10-01-30		6,885,000	5,903,888
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (B)	1.500	01-19-26		2,185,000	1,938,021
Technology hardware, storage and peripherals 0.7%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,210,260
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	3,134,316
Atento Luxco 1 SA (B)	8.000	02-10-26		2,199,000	1,033,530
CDW LLC	4.250	04-01-28		2,675,000	2,476,221
Dell International LLC	8.350	07-15-46		3,112,000	3,765,482
Materials 3.5%					66,667,221
Chemicals 0.7%
Braskem Idesa SAPI (B)	6.990	02-20-32		2,345,000	1,817,375
Braskem Netherlands Finance BV (B)	4.500	01-31-30		2,328,000	2,066,100
Braskem Netherlands Finance BV (B)	5.875	01-31-50		990,000	806,850
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	2,689,892
FS Luxembourg Sarl (B)	10.000	12-15-25		3,975,000	4,096,444
Westlake Corp.	0.875	08-15-24		2,330,000	2,201,148
Construction materials 0.5%
Cemex SAB de CV (B)	3.875	07-11-31		5,755,000	4,846,084
St. Mary’s Cement, Inc. (B)(C)	5.750	01-28-27		4,145,000	4,180,482
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (B)	3.000	09-01-29	EUR	1,495,000	1,178,181
Ardagh Metal Packaging Finance USA LLC (B)	3.250	09-01-28		4,345,000	3,747,563
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,016,857
Ball Corp.	2.875	08-15-30		3,620,000	2,936,073
Ball Corp.	4.875	03-15-26		5,925,000	5,733,474
Ball Corp.	5.250	07-01-25		5,520,000	5,506,255
Berry Global, Inc. (B)	5.625	07-15-27		3,790,000	3,700,935
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining 1.0%
Cleveland-Cliffs, Inc. (B)(C)	4.875	03-01-31		3,640,000	$3,177,775
FMG Resources August 2006 Proprietary, Ltd. (B)	4.375	04-01-31		4,175,000	3,405,464
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	594,671
Freeport-McMoRan, Inc.	4.625	08-01-30		4,475,000	4,142,652
Freeport-McMoRan, Inc.	5.450	03-15-43		8,690,000	7,822,946
Real estate 1.4%					27,022,014
Equity real estate investment trusts 1.4%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	1,723,988
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,394,500
Crown Castle, Inc.	1.350	07-15-25		773,000	708,336
Crown Castle, Inc.	2.250	01-15-31		660,000	536,006
Host Hotels & Resorts LP	3.375	12-15-29		970,000	830,092
Host Hotels & Resorts LP	3.500	09-15-30		975,000	826,239
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,563,476
SBA Communications Corp.	3.875	02-15-27		10,610,000	9,658,039
VICI Properties LP (B)	4.125	08-15-30		3,450,000	3,033,426
VICI Properties LP (B)	4.625	12-01-29		1,395,000	1,288,631
VICI Properties LP	5.125	05-15-32		3,630,000	3,459,281
Utilities 2.4%					45,078,313
Electric utilities 1.4%
EDP Finance BV	0.375	09-16-26	EUR	545,000	496,247
FirstEnergy Corp.	2.250	09-01-30		3,545,000	2,902,674
FirstEnergy Corp.	2.650	03-01-30		5,100,000	4,350,759
FirstEnergy Corp.	4.400	07-15-27		4,060,000	3,846,850
FirstEnergy Corp.	7.375	11-15-31		7,070,000	8,297,246
Israel Electric Corp., Ltd. (B)	6.875	06-21-23		1,415,000	1,443,181
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	4.125	05-15-27		1,414,000	1,368,823
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	5.450	05-21-28		3,805,000	3,900,125
Independent power and renewable electricity producers 0.7%
DPL, Inc.	4.125	07-01-25		5,515,000	5,203,789
Greenko Dutch BV (B)	3.850	03-29-26		2,774,200	2,344,199
Greenko Solar Mauritius, Ltd. (B)	5.550	01-29-25		1,660,000	1,502,300
Greenko Wind Projects Mauritius, Ltd. (B)	5.500	04-06-25		3,690,000	3,321,000
The AES Corp. (B)	3.950	07-15-30		725,000	662,288
Multi-utilities 0.3%
DTE Energy Company	1.050	06-01-25		1,660,000	1,519,084
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,198,345
Engie SA	0.375	06-21-27	EUR	1,400,000	1,248,348

WEC Energy Group, Inc.	0.800	03-15-24		1,547,000	1,473,055
Convertible bonds 1.8%					$33,155,318
(Cost $40,645,928)
Communication services 0.6%					11,753,668
Media 0.6%
Liberty Broadband Corp. (B)	1.250	09-30-50		5,530,000	5,239,675
Liberty Broadband Corp. (B)	2.750	09-30-50		4,005,000	3,878,700
Liberty Media Corp. (B)	0.500	12-01-50		2,275,000	2,635,293
Consumer discretionary 0.2%					2,922,225
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		2,820,000	2,922,225
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Industrials 1.0%				$18,479,425
Airlines 0.8%
Air Canada	4.000	07-01-25	2,300,000	2,563,350
American Airlines Group, Inc.	6.500	07-01-25	6,240,000	6,751,680
Southwest Airlines Company	1.250	05-01-25	4,210,000	5,260,395
Road and rail 0.2%

Uber Technologies, Inc. (F)	4.727	12-15-25	4,555,000	3,904,000

Capital preferred securities 0.2%				$3,142,601
(Cost $3,625,913)
Financials 0.2%				3,142,601
Banks 0.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (D)(E)	3.532	10-03-22	4,135,000	3,142,601

Term loans (G) 8.1%				$154,365,357
(Cost $159,663,834)
Communication services 1.1%				20,976,959
Entertainment 0.2%
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%)	4.649	01-20-28	4,495,000	4,369,500
Media 0.6%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%)	8.024	09-01-27	3,306,188	3,121,041
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	8.024	09-01-27	2,375,000	2,246,346
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%)	5.274	03-15-26	4,657,476	4,542,716
Univision Communications, Inc., 2022 First Lien Term Loan B (3 month SOFR + 4.250%)	6.254	06-08-29	390,000	382,200
Wireless telecommunication services 0.3%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	4.280	04-11-25	6,472,502	6,315,156
Consumer discretionary 3.0%				57,038,565
Diversified consumer services 0.3%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.250% and 1 month LIBOR + 3.250%)	5.628	07-10-28	1,726,950	1,679,183
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	5.774	08-03-28	3,797,915	3,594,954
Hotels, restaurants and leisure 2.0%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	4.274	03-11-25	8,235,000	8,111,475
Bally’s Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	5.623	10-02-28	2,407,900	2,291,117
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	6.127	10-18-28	2,303,425	2,142,185
Carnival Corp., USD Term Loan B (6 month LIBOR + 3.000%)	5.877	06-30-25	4,454,545	4,234,625
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	5.524	08-02-28	655,253	639,966
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%)	4.194	06-22-26	3,505,000	3,424,385
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	4.127	03-15-28	8,304,395	8,237,960
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	4.274	08-29-25	3,655,000	3,556,315
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	4.274	11-19-26	5,960,069	5,780,016
Household durables 0.1%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	6.340	02-26-29	2,694,000	2,347,821
Specialty retail 0.5%
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (1 month LIBOR + 2.000%)	4.530	06-24-28	4,440,150	4,347,662
RH, Term Loan B (1 month LIBOR + 2.500%)	5.024	10-20-28	4,448,353	4,088,036
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.1%
Patagonia Holdco LLC, Term Loan B (3 month SOFR + 5.750%)	8.386	08-01-29	3,030,000	$2,562,865
Energy 0.3%				5,416,062
Oil, gas and consumable fuels 0.3%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month SOFR + 2.000%)	4.555	08-04-28	5,531,617	5,416,062
Financials 0.3%				4,667,456
Insurance 0.3%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	7.774	01-20-29	3,065,000	2,601,419
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	5.774	07-31-27	2,262,093	2,066,037
Health care 1.2%				23,204,166
Health care equipment and supplies 0.3%
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	5.774	10-23-28	5,965,050	5,680,636
Health care technology 0.1%
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%)	5.800	02-15-29	1,359,000	1,297,845
Life sciences tools and services 0.2%
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	4.563	07-03-28	3,059,232	3,007,990
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	4.563	07-03-28	755,485	742,831
Pharmaceuticals 0.6%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	6.024	05-05-28	3,846,800	3,768,479
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	4.625	06-02-28	5,789,611	5,717,241
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	7.043	07-06-28	3,266,824	2,989,144
Industrials 2.0%				38,438,454
Airlines 1.1%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	7.460	04-20-28	6,895,000	6,777,233
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	6.421	08-11-28	4,306,000	4,156,065
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	7.313	06-21-27	4,860,000	4,929,109
United Airlines, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	6.533	04-21-28	5,940,429	5,765,543
Building products 0.1%
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%)	4.743	07-28-28	1,598,850	1,494,253
Commercial services and supplies 0.1%
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%)	4.524	10-08-28	818,400	812,778
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%)	4.524	07-19-28	2,006,225	1,941,023
Machinery 0.1%
Brown Group Holding LLC, Term Loan B (1 month LIBOR + 2.500%)	5.024	06-07-28	2,420,088	2,375,728
Professional services 0.1%
Trans Union LLC, 2021 Term Loan B6 (1 month LIBOR + 2.250%)	4.774	12-01-28	1,088,123	1,066,557
Road and rail 0.5%
Avis Budget Car Rental LLC, 2022 Term Loan C (1 month SOFR + 3.500%)	6.059	03-16-29	2,319,188	2,268,467
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	5.780	06-30-28	5,820,871	5,674,418
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	5.780	06-30-28	1,109,020	1,081,117
Trading companies and distributors 0.0%
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%)	4.250	11-05-28	98,000	96,163
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.2%				$4,623,695
Software 0.2%
Central Parent, Inc., 2022 USD Term Loan B (3 month SOFR + 4.500%)	6.610	07-06-29	1,165,000	1,134,093

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	5.780	02-01-29	3,850,000	3,489,602
Collateralized mortgage obligations 4.9%				$93,120,579
(Cost $94,489,870)
Commercial and residential 3.4%				65,355,939
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(H)	3.805	01-25-49	1,346,981	1,292,307
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (B)(E)	3.242	09-15-34	5,940,000	5,821,207
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(E)	4.077	05-15-39	2,300,000	2,254,000
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (B)(E)	3.311	10-15-36	5,802,427	5,733,374
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (B)(E)	3.312	12-15-38	2,270,000	2,201,901
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (B)(E)	3.091	09-15-36	2,595,000	2,506,804
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) (B)(E)	3.461	12-15-37	1,761,400	1,739,379
Century Plaza Towers
Series 2019-CPT, Class A (B)	2.865	11-13-39	5,760,000	4,972,746
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (B)(H)	4.550	04-25-67	1,773,138	1,733,402
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (B)(E)	3.371	05-15-36	5,010,000	4,952,962
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter) (B)	2.656	10-25-59	378,707	363,984
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (B)(E)	3.092	06-15-34	3,585,000	3,526,253
GCAT Trust
Series 2022-NQM4, Class A1 (B)(H)	5.269	09-25-67	2,025,000	2,021,453
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-47	10,365,440	107,606
Series 2007-4, Class ES IO	0.350	07-19-47	10,916,919	143,080
Series 2007-6, Class ES IO (B)	0.343	08-19-37	11,194,921	141,264
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(E)	4.739	08-15-37	3,215,000	3,196,997
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (B)(E)	5.935	08-15-37	980,000	973,236
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(E)	3.603	05-15-39	5,555,000	5,450,567
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (B)(E)	4.101	05-15-39	5,255,000	5,141,710
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (B)(E)	4.401	05-15-39	2,425,000	2,352,248
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (B)(E)	3.944	06-25-57	487,015	483,733
Towd Point Mortgage Trust
Series 2017-2, Class A1 (B)(H)	2.750	04-25-57	211,392	209,713
Series 2017-3, Class A1 (B)(H)	2.750	07-25-57	469,316	462,302
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (B)	4.474	04-25-67	5,869,011	5,781,118
Series 2022-INV1, Class A1 (B)(H)	5.041	08-25-67	1,800,000	1,792,593
U.S. Government Agency 1.5%				27,764,640
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(E)	4.183	04-25-42	4,347,517	4,369,836
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(E)	4.383	05-25-42	4,146,061	$4,158,878
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(E)	5.533	05-25-42	5,635,000	5,635,001
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (B)(E)	5.683	03-25-42	365,000	361,777
Series 2022-HQA2, Class M1B (1 month SOFR + 4.000%) (B)(E)	6.183	07-25-42	1,550,000	1,569,430
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (B)(E)	3.183	12-25-41	1,394,096	1,377,037
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(E)	4.283	03-25-42	524,416	524,169
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(E)	4.183	03-25-42	1,503,008	1,501,369
Series 2022-R05, Class 2M1 (1 month SOFR + 1.900%) (B)(E)	4.083	04-25-42	2,864,520	2,867,251
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (B)(E)	4.933	05-25-42	1,982,736	2,015,268

Series 2022-R07, Class 1M1 (1 month SOFR + 2.950%) (B)(E)	5.158	06-25-42	3,334,395	3,384,624
Asset backed securities 0.8%				$15,215,316
(Cost $15,731,415)
Asset backed securities 0.8%				15,215,316
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,881,350	1,762,513
Series 2019-1A, Class A2II (B)	4.021	05-20-49	1,765,400	1,682,370
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (B)	4.474	10-25-45	3,642,763	3,531,924
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	1,523,219	1,398,837
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	570,540	559,145
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	6,348,250	6,280,527

	Shares	Value
Common stocks 0.3%		$5,365,203
(Cost $9,503,051)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	300,118	0
Utilities 0.3%		5,365,203
Multi-utilities 0.3%

Algonquin Power & Utilities Corp.	120,350	5,365,203

Preferred securities 3.2%		$61,366,924
(Cost $65,694,997)
Communication services 0.3%		6,321,486
Media 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (B)	3,685	4,390,972
Paramount Global, 5.750%	50,300	1,930,514
Financials 0.9%		17,604,762
Banks 0.7%
U.S. Bancorp, 3.532% (Greater of 3 month LIBOR + 1.020% or 3.500%) (E)	8,257	6,148,245
U.S. Bancorp, 5.500% (C)	135,700	3,252,729
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	3,976,776
Capital markets 0.2%
KKR & Company, Inc., 6.000%	22,200	1,381,728
Stifel Financial Corp., 4.500%	158,600	2,845,284
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

	Shares	Value
Health care 0.4%		$6,876,313
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.000%	44,500	2,247,250
Life sciences tools and services 0.3%
Danaher Corp., 5.000% (C)	3,290	4,629,063
Information technology 0.1%		1,046,980
IT services 0.1%
Sabre Corp., 6.500%	11,000	1,046,980
Utilities 1.5%		29,517,383
Electric utilities 1.2%
American Electric Power Company, Inc., 6.125% (C)	77,550	4,273,781
NextEra Energy, Inc., 5.279%	274,650	14,292,786
NextEra Energy, Inc., 6.219%	95,900	5,022,283
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	61,100	5,928,533

	Yield (%)	Shares	Value
Short-term investments 2.6%			$50,549,516
(Cost $50,565,944)
Short-term funds 2.6%			50,549,516
John Hancock Collateral Trust (K)	2.3160(L)	5,058,290	50,549,516

Total investments (Cost $2,107,876,848) 98.2%	$1,868,591,818
Other assets and liabilities, net 1.8%	33,590,802
Total net assets 100.0%	$1,902,182,620

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CDOR	Canadian Dollar Offered Rate
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $538,637,072 or 28.3% of the fund’s net assets as of 8-31-22.
(C)	All or a portion of this security is on loan as of 8-31-22. The value of securities on loan amounted to $17,472,711.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $17,820,417.
(L)	The rate shown is the annualized seven-day yield as of 8-31-22.
The fund had the following country composition as a percentage of net assets on 8-31-22:
United States	62.0%
Canada	7.0%
Indonesia	2.9%
United Kingdom	2.6%
Luxembourg	2.2%
Norway	2.1%
Mexico	2.0%
Supranational	1.6%
Australia	1.5%
New Zealand	1.5%
Other countries	14.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	96	Short	Dec 2022	$(11,313,604)	$(11,222,999)	$90,605
German Euro BUND Futures	31	Short	Sep 2022	(4,733,430)	(4,609,778)	123,652
U.S. Treasury Long Bond Futures	171	Short	Dec 2022	(23,469,481)	(23,229,281)	240,200
						$454,457
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	11,071,361	USD	7,668,910	CIBC	9/21/2022	—	$(91,134)
AUD	10,424,809	USD	7,173,207	GSI	9/21/2022	—	(37,962)
AUD	11,169,870	USD	7,745,210	JPM	9/21/2022	—	(100,009)
AUD	40,122,604	USD	27,582,587	MSCS	9/21/2022	—	(120,732)
AUD	31,373,802	USD	21,859,455	SSB	9/21/2022	—	(385,703)
AUD	25,682,041	USD	17,698,469	UBS	9/21/2022	—	(120,435)
BRL	42,964,967	USD	7,976,811	CITI	9/21/2022	$244,260	—
BRL	39,209,770	USD	7,241,322	SSB	9/21/2022	261,217	—
CAD	28,022,531	USD	22,061,263	CIBC	9/21/2022	—	(727,538)
CAD	12,687,512	USD	10,027,846	JPM	9/21/2022	—	(368,766)
CAD	6,371,445	USD	5,013,923	SSB	9/21/2022	—	(163,303)
COP	19,206,433,638	USD	4,572,960	CITI	9/21/2022	—	(248,869)
EUR	4,849,324	NOK	47,479,243	GSI	9/21/2022	100,139	—
EUR	11,638,377	NOK	114,113,348	JPM	9/21/2022	223,911	—
EUR	11,729,083	USD	12,308,679	CIBC	9/21/2022	—	(506,856)
EUR	15,544,088	USD	16,460,530	CITI	9/21/2022	—	(820,040)
EUR	19,489,354	USD	20,617,498	GSI	9/21/2022	—	(1,007,275)
EUR	20,613,584	USD	21,785,148	HUS	9/21/2022	—	(1,043,723)
EUR	15,185,227	USD	15,730,926	JPM	9/21/2022	—	(451,523)
EUR	31,409,296	USD	33,134,323	MSCS	9/21/2022	—	(1,530,233)
EUR	55,357,603	USD	57,987,095	SSB	9/21/2022	—	(2,286,179)
EUR	19,491,499	USD	20,472,447	UBS	9/21/2022	—	(860,065)
GBP	5,159,574	USD	6,090,295	CITI	9/21/2022	—	(94,278)
GBP	9,493,617	USD	11,215,191	HUS	9/21/2022	—	(182,521)
GBP	5,159,574	USD	6,087,679	RBC	9/21/2022	—	(91,662)
GBP	738,638	USD	908,129	SSB	9/21/2022	—	(49,747)
GBP	9,287,234	USD	10,957,217	UBS	9/21/2022	—	(164,387)
JPY	661,099,811	USD	4,908,853	GSI	9/21/2022	—	(143,200)
JPY	1,982,561,851	USD	14,733,575	JPM	9/21/2022	—	(441,932)
JPY	676,791,684	USD	5,029,616	SSB	9/21/2022	—	(150,845)
JPY	654,521,926	USD	4,913,127	UBS	9/21/2022	—	(194,892)
MXN	50,396,157	USD	2,391,744	UBS	9/21/2022	100,789	—
NZD	19,138,776	USD	12,040,405	BARC	9/21/2022	—	(330,951)
NZD	9,569,388	USD	5,996,421	CIBC	9/21/2022	—	(141,694)
NZD	17,203,392	USD	10,840,498	CITI	9/21/2022	—	(315,149)
NZD	19,138,776	USD	12,157,161	MSCS	9/21/2022	—	(447,707)
SGD	786,222	USD	559,722	CIBC	9/21/2022	2,931	—
SGD	45,613,522	USD	32,601,314	CITI	9/21/2022	41,597	—
SGD	19,505,658	USD	13,942,650	HUS	9/21/2022	16,400	—
SGD	50,285,847	USD	35,904,912	JPM	9/21/2022	81,707	—
SGD	6,498,532	USD	4,643,513	MSCS	9/21/2022	7,103	—
SGD	13,020,826	USD	9,295,656	UBS	9/21/2022	22,582	—
USD	23,172,015	AUD	33,218,477	ANZ	9/21/2022	435,679	—
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	6,742,449	AUD	9,370,134	CIBC	9/21/2022	$329,075	—
USD	22,594,447	AUD	32,893,837	CITI	9/21/2022	80,310	—
USD	3,380,610	AUD	4,864,397	GSI	9/21/2022	51,181	—
USD	10,355,868	AUD	15,181,613	HUS	9/21/2022	—	$(35,164)
USD	11,876,285	AUD	17,411,240	JPM	9/21/2022	—	(40,812)
USD	17,316,591	AUD	25,319,500	MSCS	9/21/2022	—	(13,302)
USD	33,091,747	AUD	46,171,335	SSB	9/21/2022	1,489,846	—
USD	26,763,148	BRL	134,063,187	CITI	9/21/2022	1,111,013	—
USD	6,285,020	BRL	32,664,122	SSB	9/21/2022	34,948	—
USD	5,060,544	CAD	6,588,398	CIBC	9/21/2022	44,756	—
USD	8,022,280	CAD	10,096,161	CITI	9/21/2022	336,011	—
USD	5,060,544	CAD	6,623,245	GSI	9/21/2022	18,227	—
USD	20,055,700	CAD	25,218,771	HUS	9/21/2022	856,494	—
USD	5,060,544	CAD	6,584,664	MSCS	9/21/2022	47,599	—
USD	20,231,364	CAD	25,914,463	RBC	9/21/2022	502,523	—
USD	15,181,632	CAD	19,798,802	UBS	9/21/2022	108,682	—
USD	2,360,202	COP	9,165,843,410	CITI	9/21/2022	296,625	—
USD	11,667,778	COP	45,109,872,830	SSB	9/21/2022	1,511,847	—
USD	24,666,794	EUR	23,488,937	BARC	9/21/2022	1,032,184	—
USD	33,174,763	EUR	31,190,519	CIBC	9/21/2022	1,790,808	—
USD	33,062,123	EUR	31,419,822	CITI	9/21/2022	1,447,443	—
USD	16,410,319	EUR	16,105,670	GSI	9/21/2022	204,764	—
USD	33,013,523	EUR	31,405,389	HUS	9/21/2022	1,413,365	—
USD	33,211,841	EUR	31,677,653	JPM	9/21/2022	1,337,732	—
USD	28,925,699	EUR	27,720,615	MSCS	9/21/2022	1,033,168	—
USD	8,184,435	EUR	7,745,088	RBC	9/21/2022	391,315	—
USD	99,658,058	EUR	92,756,082	SSB	9/21/2022	6,326,724	—
USD	25,913,657	EUR	25,007,297	UBS	9/21/2022	751,271	—
USD	6,243,909	GBP	5,169,567	CITI	9/21/2022	236,281	—
USD	32,818,527	GBP	26,043,897	JPM	9/21/2022	2,552,536	—
USD	10,265,661	GBP	8,478,090	MSCS	9/21/2022	413,150	—
USD	18,736,888	GBP	15,508,701	RBC	9/21/2022	714,002	—
USD	4,929,376	JPY	665,301,345	BMO	9/21/2022	133,435	—
USD	4,913,127	JPY	648,385,922	CITI	9/21/2022	239,124	—
USD	9,820,448	JPY	1,309,099,386	GSI	9/21/2022	383,577	—
USD	14,523,450	JPY	1,927,417,273	JPM	9/21/2022	629,325	—
USD	9,614,597	JPY	1,260,419,201	MSCS	9/21/2022	528,644	—
USD	4,929,376	JPY	664,197,707	SSB	9/21/2022	141,390	—
USD	2,691,134	MXN	56,474,050	JPM	9/21/2022	—	(102,004)
USD	20,528,316	MXN	410,597,115	UBS	9/21/2022	220,677	—
USD	4,967,420	NOK	48,720,782	GSI	9/21/2022	63,188	—
USD	6,116,839	NZD	9,601,819	ANZ	9/21/2022	242,270	—
USD	7,656,807	NZD	11,885,887	MSCS	9/21/2022	384,804	—
USD	3,187,212	NZD	4,952,453	SSB	9/21/2022	157,211	—
USD	25,429,944	NZD	39,397,317	UBS	9/21/2022	1,325,944	—
USD	18,534,269	SGD	25,778,947	ANZ	9/21/2022	85,794	—
USD	4,653,929	SGD	6,487,539	BARC	9/21/2022	11,179	—
USD	4,620,279	SGD	6,422,816	CIBC	9/21/2022	23,848	—
USD	21,811,436	SGD	30,286,676	CITI	9/21/2022	137,046	—
USD	9,226,411	SGD	12,806,904	HUS	9/21/2022	61,264	—
USD	27,940,487	SGD	38,820,623	JPM	9/21/2022	158,853	—
USD	14,204,380	SGD	19,731,951	MSCS	9/21/2022	83,384	—
USD	4,653,929	SGD	6,457,372	SSB	9/21/2022	32,768	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	18,534,269	SGD	25,775,526	UBS	9/21/2022	$88,242	—
						$33,134,162	$(13,810,592)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
Euro vs. U.S. Dollar	CITI	EUR	1.04	Sep 2022	25,175,000	$264,600	$(757,066)
						$264,600	$(757,066)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
20	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$170,742,609	—	$170,742,609	—
Foreign government obligations	430,529,533	—	430,529,533	—
Corporate bonds	851,038,862	—	851,038,862	—
Convertible bonds	33,155,318	—	33,155,318	—
Capital preferred securities	3,142,601	—	3,142,601	—
Term loans	154,365,357	—	154,365,357	—
Collateralized mortgage obligations	93,120,579	—	93,120,579	—
Asset backed securities	15,215,316	—	15,215,316	—
Common stocks	5,365,203	$5,365,203	—	—
Preferred securities	61,366,924	51,047,419	10,319,505	—
Short-term investments	50,549,516	50,549,516	—	—
Total investments in securities	$1,868,591,818	$106,962,138	$1,761,629,680	—
Derivatives:
Assets
Futures	$454,457	$454,457	—	—
Forward foreign currency contracts	33,134,162	—	$33,134,162	—
Liabilities
|	21

	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$(13,810,592)	—	$(13,810,592)	—
Written options	(757,066)	—	(757,066)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,058,290	$19,764,780	$110,418,865	$(79,623,248)	$(7,599)	$(3,282)	$111,779	—	$50,549,516
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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